LICENSE AGREEMENTS: (Narrative) (Details) - USD ($) $ in Millions	1 Months Ended
	Apr. 25, 2022	Mar. 31, 2022	May 31, 2022	Sep. 30, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Refunded Upfront Payment To Galderma		$ 4.0
License Agreements With Galderma [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Refundable upfront payment			$ 3.5
Twyneo [Member] | License Agreements With Galderma [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Refundable upfront payment				$ 7.5
Epsolay [Member] | License Agreements With Galderma [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Refundable upfront payment				$ 4.0
Sales milestone payments	$ 3.5